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                               The Munder Funds
                      Supplement Dated February 25, 2000
         to Statement of Additional Information dated October 26, 1999

   Munder Balanced Fund, Munder Equity Selection Fund, Munder Future Technology Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Short Term Treasury Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

       CHANGE OF NAME FOR EQUITY SELECTION FUND AND GROWTH & INCOME FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund. The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.